SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

19.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table presents net change in non-cash working capital of GFL for the periods indicated:

	December 31, 2021	December 31, 2020
Effects of changes in
Accounts payable and accrued liabilities	$114.3	$83.4
Trade and other receivables, net	(138.0)	(61.8)
Prepaid expenses and other assets	(22.4)	(0.5)
Changes in non-cash working capital items, excluding investment in acquisition related net working capital items	(46.1)	21.1
Investment in acquisition related net working capital items	(41.0)	(15.9)
Total changes in non-cash working capital items	$(87.1)	$5.2